NATURE OF OPERATIONS (Narrative) (Details) $ in Thousands, € in Millions	1 Months Ended			3 Months Ended				12 Months Ended
	Apr. 17, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Nature Of Operations [Line Items]
Accumulated deficit				$ 237,010					$ 237,010	$ 230,883
Sales amount									19,388	11,538	$ 1,554
Research and development expenses									22,804	$ 17,803	$ 23,541
Omnichem [Member]
Nature Of Operations [Line Items]
Funds committed		€ 1.3	$ 1,400			€ 2.7	$ 2,900	€ 1.4	1,500
Other long-term liabilities				1,450					1,450
Research and development expenses									$ 2,600
Mayne Pharma Group Limited [Member] | Product Purchase Agreement [Member]
Nature Of Operations [Line Items]
Consideration for agreement	$ 16,000			$ 6,000	$ 10,000
Contract Termination Description	This agreement was executed following the mutual termination by the Company and Galderma of the exclusive five-year license agreement in the U.S. for both products, see Note 9e.